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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Equity Value Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%
CONSUMER DISCRETIONARY 12.6%
Automobiles 1.6%
Ford Motor Co.	785,236	$8,990,952
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	89,915	3,476,114
McDonald’s Corp.	83,895	7,302,221
Total		10,778,335
Media 4.0%
Comcast Corp., Class A	185,963	6,914,104
News Corp., Class A	128,239	3,159,809
Time Warner, Inc.	94,191	4,455,234
Viacom, Inc., Class B	78,927	4,073,423
Walt Disney Co. (The)	95,495	4,742,282
Total		23,344,852
Multiline Retail 3.1%
Kohl’s Corp.	62,271	2,780,400
Target Corp.	241,977	15,276,008
Total		18,056,408
Specialty Retail 2.0%
Home Depot, Inc. (The)	181,487	11,809,359
TOTAL CONSUMER DISCRETIONARY		72,979,906
CONSUMER STAPLES 6.5%
Beverages 0.6%
PepsiCo, Inc.	47,535	3,337,432
Food & Staples Retailing 1.0%
Wal-Mart Stores, Inc.	80,603	5,805,028
Food Products 0.9%
Hershey Co. (The)	21,407	1,568,491
Kraft Foods Group, Inc. (a)	29,899	1,352,033
Mondelez International, Inc., Class A	89,697	2,322,255
Total		5,242,779
Household Products 1.1%
Procter & Gamble Co. (The)	94,972	6,631,895
Tobacco 2.9%
Lorillard, Inc.	82,917	10,046,224
Philip Morris International, Inc.	77,122	6,931,725
Total		16,977,949
TOTAL CONSUMER STAPLES		37,995,083

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 10.5%
Energy Equipment & Services 1.8%
Cameron International Corp. (a)	33,334	$1,798,369
National Oilwell Varco, Inc.	51,195	3,496,618
Schlumberger Ltd.	41,417	2,966,286
Seadrill Ltd.	52,330	2,016,275
Total		10,277,548
Oil, Gas & Consumable Fuels 8.7%
Anadarko Petroleum Corp.	44,243	3,238,145
BP PLC, ADR	83,100	3,470,256
Chevron Corp.	107,389	11,349,944
Enbridge, Inc.	31,193	1,256,766
EQT Corp.	52,590	3,158,555
Exxon Mobil Corp.	52,091	4,591,301
Occidental Petroleum Corp.	59,629	4,484,697
Phillips 66	41,200	2,157,644
Pioneer Natural Resources Co.	35,067	3,752,169
Royal Dutch Shell PLC, ADR	124,240	8,320,353
Suncor Energy, Inc.	78,400	2,556,624
Valero Energy Corp.	64,527	2,081,641
Total		50,418,095
TOTAL ENERGY		60,695,643
FINANCIALS 22.3%
Capital Markets 3.4%
BlackRock, Inc.	10,700	2,108,328
Goldman Sachs Group, Inc. (The)	115,339	13,585,781
Morgan Stanley	257,349	4,341,477
Total		20,035,586
Commercial Banks 2.4%
CIT Group, Inc. (a)	97,932	3,628,380
Wells Fargo & Co.	308,478	10,182,859
Total		13,811,239
Diversified Financial Services 7.1%
Bank of America Corp.	1,651,252	16,281,345
Citigroup, Inc.	237,001	8,193,125
JPMorgan Chase & Co.	376,253	15,456,473
NYSE Euronext	52,500	1,225,875
Total		41,156,818
Insurance 9.4%
ACE Ltd.	201,797	15,988,376
Aflac, Inc.	42,200	2,236,178
Allstate Corp. (The)	212,151	8,587,873
Everest Re Group Ltd.	43,613	4,730,702
MetLife, Inc.	186,231	6,181,007

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Travelers Companies, Inc. (The)	47,428	$3,358,851
XL Group PLC	555,130	13,506,313
Total		54,589,300
TOTAL FINANCIALS		129,592,943
HEALTH CARE 16.4%
Health Care Equipment & Supplies 1.0%
Boston Scientific Corp. (a)	275,094	1,524,021
Medtronic, Inc.	95,310	4,013,504
Total		5,537,525
Health Care Providers & Services 2.3%
Express Scripts Holding Co. (a)	57,532	3,098,098
UnitedHealth Group, Inc.	186,715	10,155,429
Total		13,253,527
Life Sciences Tools & Services 2.2%
Agilent Technologies, Inc.	114,426	4,381,371
Thermo Fisher Scientific, Inc.	131,144	8,334,201
Total		12,715,572
Pharmaceuticals 10.9%
Abbott Laboratories	77,213	5,018,845
AstraZeneca PLC, ADR	64,091	3,046,886
Bristol-Myers Squibb Co.	199,642	6,514,319
Johnson & Johnson	182,799	12,746,574
Merck & Co., Inc.	302,615	13,405,845
Novartis AG, ADR	48,543	3,012,093
Pfizer, Inc.	660,101	16,515,727
Roche Holding AG, ADR	65,954	3,245,596
Total		63,505,885
TOTAL HEALTH CARE		95,012,509
INDUSTRIALS 13.6%
Aerospace & Defense 4.5%
Boeing Co. (The)	110,238	8,188,479
Honeywell International, Inc.	105,088	6,445,047
Lockheed Martin Corp.	51,301	4,786,383
United Technologies Corp.	80,175	6,422,819
Total		25,842,728
Airlines 0.8%
Delta Air Lines, Inc. (a)	145,972	1,459,720
United Continental Holdings, Inc. (a)	167,412	3,385,071
Total		4,844,791

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies 1.3%
ADT Corp. (The) (a)	72,925	$3,347,257
Tyco International Ltd.	145,851	4,137,793
Total		7,485,050
Electrical Equipment 0.4%
ABB Ltd., ADR	113,175	2,197,859
Industrial Conglomerates 2.3%
General Electric Co.	646,363	13,657,650
Machinery 3.9%
Caterpillar, Inc.	65,156	5,553,897
Eaton Corp.	101,482	5,293,301
Illinois Tool Works, Inc.	102,758	6,326,810
Parker Hannifin Corp.	45,427	3,731,828
Pentair Ltd.	34,995	1,696,908
Total		22,602,744
Road & Rail 0.4%
CSX Corp.	115,968	2,291,528
TOTAL INDUSTRIALS		78,922,350
INFORMATION TECHNOLOGY 7.3%
Communications Equipment 1.8%
Cisco Systems, Inc.	537,457	10,163,312
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd.	81,960	2,884,172
Internet Software & Services 0.6%
eBay, Inc. (a)	67,021	3,540,049
IT Services 1.1%
Accenture PLC, Class A	44,397	3,015,444
Mastercard, Inc., Class A	7,107	3,473,049
Total		6,488,493
Semiconductors & Semiconductor Equipment 1.1%
Intel Corp.	265,661	5,198,986
Microchip Technology, Inc.	45,832	1,394,209
Total		6,593,195
Software 2.2%
Microsoft Corp.	209,718	5,582,693

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Oracle Corp.	227,803	$7,312,477
Total		12,895,170
TOTAL INFORMATION TECHNOLOGY		42,564,391
MATERIALS 2.5%
Chemicals 1.4%
Dow Chemical Co. (The)	9,685	292,390
EI du Pont de Nemours & Co.	66,366	2,863,030
Mosaic Co. (The)	94,585	5,113,265
Total		8,268,685
Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc.	99,912	3,897,567
Paper & Forest Products 0.4%
International Paper Co.	58,629	2,177,481
TOTAL MATERIALS		14,343,733
TELECOMMUNICATION SERVICES 4.5%
Diversified Telecommunication Services 4.5%
AT&T, Inc.	340,109	11,607,920
Deutsche Telekom AG, ADR	244,832	2,698,049

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	263,395	$11,620,987
Total		25,926,956
TOTAL TELECOMMUNICATION SERVICES		25,926,956
UTILITIES 2.3%
Electric Utilities 0.5%
Duke Energy Corp.	45,459	2,901,193
Multi-Utilities 1.8%
Dominion Resources, Inc.	56,393	2,882,246
PG&E Corp.	70,149	2,872,602
Sempra Energy	67,211	4,598,577
Total		10,353,425
TOTAL UTILITIES		13,254,618
Total Common Stocks (Cost: $498,474,544)		$571,288,132

	Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.154% (b)(c)	6,916,447	$6,916,447
Total Money Market Funds (Cost: $6,916,447)		$6,916,447
Total Investments
(Cost: $505,390,991) (d)		$578,204,579(e)
Other Assets & Liabilities, Net		1,742,285
Net Assets		$579,946,864

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	13,995,300	114,969,868	(122,048,721)	6,916,447	14,685	6,916,447

(d)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $505,391,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$89,295,000
Unrealized Depreciation	(16,481,000)
Net Unrealized Appreciation	$72,814,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	72,979,906	—	—	72,979,906
Consumer Staples	37,995,083	—	—	37,995,083
Energy	60,695,643	—	—	60,695,643
Financials	129,592,943	—	—	129,592,943
Health Care	95,012,509	—	—	95,012,509
Industrials	78,922,350	—	—	78,922,350
Information Technology	42,564,391	—	—	42,564,391
Materials	14,343,733	—	—	14,343,733
Telecommunication Services	25,926,956	—	—	25,926,956
Utilities	13,254,618	—	—	13,254,618
Total Equity Securities	571,288,132	—	—	571,288,132
Other
Money Market Funds	6,916,447	—	—	6,916,447
Total Other	6,916,447	—	—	6,916,447
Total	578,204,579	—	—	578,204,579

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         During November 2012, the registrant enhanced internal controls over financial reporting relating to the recording of certain last day trades.  These controls include (i) additional analysis of last day security purchase prices, (ii) comparisons of cost and market value for last day trades and (iii) analytical review of per share changes resulting from financial statement adjustments.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 18, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 18, 2013